Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	1,000,000,000	1,000,000,000
Common stock, issued shares	564,838,893	491,292,117
Common stock, outstanding shares	564,838,893	491,292,117